Income Taxes - Reconciliation Between Provision for Income Taxes Computed at U.S. Federal Statutory Rate and Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Federal tax at statutory rate	$ (18,472)	$ (4,291)	$ 33,892
State tax, net of federal tax benefit	77	260	5,631
State deferred tax rate change, net of federal effect	425	(1,323)	(567)
Foreign tax credits generated, net of expirations	11,202		296
Foreign earnings repatriation, net	1,963	1,534	2,108
Goodwill and intangible impairment charges	21,889	8,216
Decrease in deferred tax valuation allowance	(10,882)		(296)
Foreign tax rate differences	(435)	(522)	(12)
Other differences, net	56	(1,249)	(384)
Provision for income taxes	$ 5,823	$ 2,625	$ 40,668
Federal tax at statutory rate	35.00%	35.00%	35.00%
State tax, net of federal tax benefit rate	(0.10%)	(2.10%)	5.80%
State deferred tax rate change, net of federal effect rate	(0.80%)	10.80%	(0.60%)
Foreign tax credits generated, net of expirations rate	(21.20%)		0.30%
Foreign earnings repatriation, net rate	(3.70%)	(12.50%)	2.20%
Goodwill and intangible impairment charges rate	(41.50%)	(67.00%)
Decrease in deferred tax valuation allowance rate	20.60%		(0.30%)
Foreign tax rate differences rate	0.80%	4.20%	0.00%
Other differences, net rate	(0.10%)	10.20%	(0.40%)
Provision for income taxes rate	(11.00%)	(21.40%)	42.00%